Northern Lights Fund Trust

Leader Short-Term Bond Fund

Leader Total Return Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Short-Term Bond Fund and Leader Total Return Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 21, 2015, (SEC Accession No. 0001580642-15-002290).